Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 4 — PREPAID EXPENSES AND OTHER RECEIVABLES

As of December 31, 2024, prepaid expenses and other receivables totaled $27,979, consisting of $23,000 in advance payments to consultants for future services and $4,979 in other receivables.

As of December 31, 2023, prepaid expenses and other receivables totaled $25,008, primarily related to an advance payment to the auditor for the audit of the Company’s financial statements in preparation for its Initial Public Offering (“IPO”).